Pensions - Amounts in the Financial statements (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pensions
Fund assets at fair value	£ 57,787	£ 57,249	£ 51,925	£ 48,752	£ 49,746
Present value of fund liabilities	46,808	48,864	44,115	39,607	42,378
Net surplus/(deficit)	10,979	8,385	7,810	£ 9,145	£ 7,368
Net assets of schemes in surplus	602	723
Net liabilities of schemes in deficit	(114)	(121)
Retirement benefit liability	(488)	(602)	(495)
Asset ceiling/minimum funding
Pensions
Retirement benefit liability	£ 10,491	£ 7,783	£ 7,315